EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

February 26, 2009

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
Post-Effective Amendment No. 139 (1933 Act File No. 2-90946)
Amendment No. 142 (1940 Act File No. 811-4015) (the “Amendment”) filed on behalf of the Funds listed on Appendix A (collectively, the “Funds”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the above Funds, as well as exhibits. With the exception of Large-Cap Core Research Fund, Structured Emerging Markets Fund and Tax-Managed Dividend Income Fund, all of the Funds are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds, or in some cases, multiple master funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     As a general matter, the Amendment is being filed for the purpose of bringing the Funds’ financial statements and other information up to date, and in conjunction therewith, contains other non-material changes. The prospectuses and SAIs have been marked to show changes as follows: the combined prospectus and SAI of Cash Management Fund and Money Market Fund, the combined prospectus and SAI of Diversified Income Fund, Government Obligations Fund, High Income Opportunities Fund and Low Duration Fund, the combined prospectus and SAI of Floating-Rate Advantage Fund, Floating-Rate Fund and Floating-Rate & High Income Fund, the combined prospectus and SAI of Emerging Markets Local Income Fund, Global Macro Fund and International Income Fund, and the prospectus and SAI of Strategic Income Fund contained in Post-Effective Amendment No. 133 filed with the Securities and Exchange Commission (“SEC”) on February 27, 2008 (Accession No. 0000940394-08-000137); the combined prospectus and SAI of Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund, Tax-Managed International Equity Fund, Tax-Managed Mid-Cap Core Fund, Tax-Managed Multi-Cap Growth Fund, Tax-Managed Small-Cap Fund, Tax-Managed Small-Cap Value Fund and Tax-Managed Value Fund contained in Post-Effective Amendment No. 137 filed with the SEC on December 18, 2008 (Accession No. 0000940394-08-001573) under 485(a); and the combined prospectus and SAI of

Securities and Exchange Commission February 26, 2009 Page 2

Dividend Income Fund, Large-Cap Core Research Fund, International Equity Fund and Structured Emerging Markets Fund contained in Post-Effective Amendment No. 138 filed with the SEC on December 29, 2008 (Accession No. 0000940394-08-001657) under 485(a).

     The Amendment incorporates responses to comments made by Valerie Lithotomos and Richard Forte both with the SEC with respect to PEA No. 137 to me, Katy Burke, on February 9, 2009 and February 13, 2009, respectively. The comments and the responses thereto are as follows:

Comments on PEA No. 137

Fund Summaries and Investment Objective & Principal Policies and Risks

1.	COMMENT: Please delete the second prong of the two part market capitalization test for Eaton Vance Tax-Managed Small Cap Fund (the “Small-Cap Fund”).

RESPONSE: The change in the Fund’s definition of a small-cap company was necessitated by a sizeable decrease in the maximum market capitalization of the S&P Small Cap 600 Index from $5.89 billion as of May 31, 2008 to $4.25 billion on June 30, 2008 and $3.49 billion on August 26, 2008. This reduction in the market capitalization ranges constrained management’s ability to meet the Fund’s policy of investing at least 80% of its net asset in small-cap companies under the prior “small-cap” definition.

The new two-pronged “small-cap” definition for the Small-Cap Fund was implemented on October 23, 2008 after supplementing the prospectus and providing shareholders with 60 days’ notice of the change in the definition of a small-cap company. The two-pronged test was adopted after a comprehensive review of competitors’ tests and modeled after the definition used by T Rowe Price Small-Cap Stock Fund, Inc. with additional similarities to the definition used by the Van Kampen Small Cap Growth.

We believe that the current two pronged definition of small cap used by the Small-Cap Fund is consistent with the SEC staff guidance relating to the fund name rule issued in December 2001, which provided that a fund may use “any reasonable definition” of the terms small-, medium-, or large-capitalization. Using an average market-capitalization over a limited time period (in addition to a current market capitalization range) gives the portfolio manager the flexibility she needs to manage the Small-Cap Fund in the best interest of shareholders, particularly during unprecedented market volatility that results in dramatic swings in the market capitalization ranges of companies. We have added the market capitalization ranges for the S&P SmallCap 600 and the Russell 2000 Index as of December 31, 2008 to the disclosure as well as the average maximum market capitalization of companies in either index for the three preceding years ended December 31, 2008.

2.	COMMENT: Please clarify what the term “comparable” means in the market capitalization test for Tax-Managed Small Cap Value Fund (the “Small-Cap Value Fund”). Also, please include the S&P 600 SmallCap Index as a secondary benchmark index or alternatively explain why it is not an appropriate benchmark.

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RESPONSE: “Comparable” as used in the definition of small-capitalization companies for Small-Cap Value Fund and Tax-Managed Small-Cap Portfolio means companies within the range of companies included in the S&P SmallCap 600 Index. The disclosure has been revised to state this.

The S&P SmallCap 600 Index is a core index unlike the Russell 2000 Value Index, which is a value subset. Since the Small-Cap Value Fund uses a value approach to investing, we believe the Russell 2000 Value Index is a much better comparison for the Fund’s performance.

Fund Fees and Expenses

3.	COMMENT: Please add additional information in the prospectus regarding Cash Management Portfolio as referenced in the Fee Tables.

RESPONSE: For Funds that invest in Cash Management Portfolio, we added a cross reference within the Cash Management Portfolio footnote in the fee table to the “Management and Organization” section of the prospectus. Within “Management and Organization” we have added a brief explanation about the credit that a fund or portfolio would receive against its advisory fee for its allocable share of advisory fees paid by Cash Management Portfolio.

4.	COMMENT: Please confirm that the expense caps on “Total Annual Fund Operating Expenses” include all ordinary expenses.

RESPONSE: As discussed, the Expense Waivers/Reimbursements Agreement between Eaton Vance Management and certain of the Trusts filed November 26, 2007 (Accession No. 0000940394-07-002010) describes in detail the types of expenses which are excluded from the expense cap. It was agreed that additional disclosure was not necessary.

     This Amendment is filed pursuant to Rule 485(b) and will be effective March 1, 2009. Pursuant to Rule 485(b)(4), counsel’s representation letter dated February 26, 2009 is also transmitted and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant.

     The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated October 31, 2008 (Accession Nos. 0000950156-08-000338 and 0001104659-08-078835).

     If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 598-8879 or fax (617) 338-8054.

Very truly yours, /s/ Katy D. Burke, Esq. Katy D. Burke, Esq. Vice President

Securities and Exchange Commission February 26, 2009 Page 4

APPENDIX A

Eaton Vance Cash Management Fund (“Cash Management Fund”)
Eaton Vance Money Market Fund (“Money Market Fund”)
Eaton Vance Dividend Income Fund (“Dividend Income Fund”)
Eaton Vance International Equity Fund (“International Equity Fund”)
Eaton Vance Large-Cap Core Research Fund (“Large-Cap Core Research Fund”)
(formerly Eaton Vance Equity Research Fund)
Eaton Vance Structured Emerging Markets Fund (“Structured Emerging Markets Fund”)
(formerly Eaton Vance Emerging Markets Income Fund)
Eaton Vance Diversified Income Fund (“Diversified Income Fund”)
Eaton Vance Government Obligations Fund (“Government Obligations Fund”)
Eaton Vance High Income Opportunities Fund (“High Income Opportunities Fund”)
(formerly Eaton Vance High Income Fund)
Eaton Vance Low Duration Fund (“Low Duration Fund”)
Eaton Vance Floating-Rate Fund (“Floating-Rate Fund”)
Eaton Vance Floating-Rate & High Income Fund (“Floating-Rate & High Income Fund”)
Eaton Vance Floating-Rate Advantage Fund (“Floating-Rate Advantage Fund”)
Eaton Vance Emerging Markets Local Income Fund
(“Emerging Markets Local Income Fund”)
Eaton Vance Global Macro Fund (“Global Macro Fund”)
Eaton Vance International Income Fund (“International Income Fund”)
Eaton Vance Strategic Income Fund (“Strategic Income Fund”)
Eaton Vance Tax-Managed Dividend Income Fund
(“Tax-Managed Dividend Income Fund”)
Eaton Vance Tax-Managed Equity Asset Allocation Fund
(“Tax-Managed Equity Asset Allocation Fund”)
Eaton Vance Tax-Managed International Equity Fund
(“Tax-Managed International Equity Fund”)
Eaton Vance Tax-Managed Mid-Cap Core Fund
(“Tax-Managed Mid-Cap Core Fund”)
Eaton Vance Tax-Managed Multi-Cap Growth Fund
(“Tax-Managed Multi-Cap Growth Fund”)
Eaton Vance Tax-Managed Small-Cap Fund
(formerly Eaton Vance Tax-Managed Small-Cap Growth Fund)
(“Tax-Managed Small-Cap Fund”)
Eaton Vance Tax-Managed Small-Cap Value Fund
(“Tax-Managed Small-Cap Value Fund”)
Eaton Vance Tax-Managed Value Fund (“Tax-Managed Value Fund”)
(collectively, the “Funds”)